Leases	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES
9 -	LEASES

The Company leases office spaces in different cities in the PRC under non-cancelable operating leases, with terms ranging between 4 months and 94 months. The Company includes the renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of June 30,
	2023	2022
Right of use assets	$629,487	$1,327,575

Operating lease liabilities, current	$325,394	$625,048
Operating lease liabilities, noncurrent	136,395	551,221
Total operating lease liabilities	$461,789	$1,176,269

Other information about the Company’s leases is as follows:

	For the Years Ended June 30,
	2023	2022	2021

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$622,188	$698,602	$638,193

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$32,958	$738,894	$952,961

Weighted average remaining lease term (years)	1.61	2.09	2.26
Weighted average discount rate	4.75%	4.75%	4.75%

Operating lease expenses were $598,993, $727,777 and $536,475, respectively, for the years ended June 30, 2023, 2022 and 2021. Short-term lease expenses were $55,567, $6,702 and $27,330, respectively, for the years ended June 30, 2023, 2022 and 2021.

The Company’s maturity analysis of operating lease liabilities as of June 30, 2023 is as follows:

Operating
For the Year Ended June 30,	leases
2024	$339,420
2025	98,772
2026	13,520
2027	13,835
2028	13,835
Thereafter	3,459
Total lease payments	482,841
Less: Imputed interest	(21,052)
Present value of lease liabilities	461,789
Less: Operating lease liabilities, current	(325,394)
Operating lease liabilities, noncurrent	$136,395